VY T Rowe Price Capital Appreciation Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			12.11%	9.96%	9.96%
Performance Inception Date		Dec. 16, 2003
Class ADV | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.35%
Class ADV | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class ADV | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.18%	(0.21%)	1.50%
Class ADV | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		15.01%	8.71%	8.58%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.75%	10.62%	10.62%
Performance Inception Date		May 02, 2003
Class I | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.35%
Class I | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class I | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.18%	(0.21%)	1.50%
Class I | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		15.01%	8.71%	8.58%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			12.78%	10.63%	10.62%
Performance Inception Date		May 03, 2016
Class R6 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.35%
Class R6 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class R6 | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.18%	(0.21%)	1.50%
Class R6 | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		15.01%	8.71%	8.58%
Performance Inception Date	[1],[3]
Class S
Prospectus [Line Items]
Average Annual Return, Percent			12.49%	10.35%	10.34%
Performance Inception Date		Jan. 24, 1989
Class S | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.35%
Class S | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class S | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.18%	(0.21%)	1.50%
Class S | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		15.01%	8.71%	8.58%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			12.29%	10.18%	10.18%
Performance Inception Date		Sep. 09, 2002
Class S2 | MSCI ACWI[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.49%	10.06%	9.23%
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.25%	(0.33%)	1.35%
Class S2 | S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		25.02%	14.53%	13.10%
Class S2 | Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		1.18%	(0.21%)	1.50%
Class S2 | 60% S&P 500® Index; 40% Bloomberg U.S. Government/Credit Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		15.01%	8.71%	8.58%

[1]	Effective commencing with shareholder reports filed and transmitted to shareholders after July 24, 2024, the Investment Adviser changed the primary benchmarks from the S&P 500® Index and Bloomberg U.S. Government/Credit Index to the MSCI All Country World Country Index (“MSCI ACWI”) and Bloomberg U.S. Aggregate Bond Index in accordance with changes to regulatory disclosure requirements. The Portfolio continues to use the S&P 500 ® Index and Bloomberg U.S. Government/Credit Index as as additional benchmarks that the Investment Adviser believes more closely reflects the Portfolio’s principal investment strategies.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.